Note 3 - Securities (Details) - Securities by Contractual Maturity (USD $)	Dec. 31, 2013	Dec. 31, 2012
Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 2,425,053
Due in one year or less	2,450,241
Due after one year through five years	15,488,226
Due after one year through five years	15,509,833
Due after five years through ten years	49,127,594
Due after five years through ten years	48,871,386
Due after ten years	131,345,051
Due after ten years	129,513,429
Other securities having no maturity date	751,888
Other securities having no maturity date	735,036
Total	199,137,812	172,005,700
Total	$ 197,079,925	$ 177,607,765